INVESTMENTS- Hanting (Details) - Hanting $ / shares in Units, $ in Millions, ¥ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2016 CNY (¥)	Dec. 31, 2010 USD ($) shares	Dec. 31, 2010 CNY (¥) shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 CNY (¥)
Investment transaction disclosures
Number of shares held | shares		22,049,446	22,049,446
Percentage of equity interest acquired		9.00%	9.00%
Purchase of shares, cost of share aggregate		$ 67.5	¥ 0.5
Fair value of available-for-sale investment				$ 201.0	¥ 1.3
Increase in fair value of the investment credited to other comprehensive income | ¥	¥ 0.9
ADS
Investment transaction disclosures
Closing price of ADS (in dollars per share) | $ / shares				$ 36.43